UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.2%

Principal Amount (000’s omitted)	Security	Value

Education — 21.3%
$2,790	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$3,200,465
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	541,625
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	626,220
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	525,470
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,584,735
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,037,710
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/33	1,056,460
265	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	268,315
500	Massachusetts Industrial Finance Agency, (Babson College), 5.25%, 10/1/27	513,055
		$9,354,055

Electric Utilities — 6.0%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,081,740
1,470	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,525,904
		$2,607,644

Escrowed / Prerefunded — 17.9%
$ 500	Massachusetts Development Finance Agency, (Belmont Hill School), Prerefunded to 9/1/11, 5.00%, 9/1/31	$520,315
400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	452,328
1,000	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,092,570
400	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.25%, 9/1/28	410,008
1,900	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/12, 5.00%, 8/1/32	2,025,628

$1,625	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/13, 5.25%, 8/1/33	$1,772,176
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,097,280
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 6.53%, 7/1/20	461,260
		$7,831,565

Health Care - Miscellaneous — 2.8%
$ 510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$516,446
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	717,759
		$1,234,205

Hospital — 13.7%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,085,900
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	1,072,920
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	432,420
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,401
1,100	Massachusetts Health and Educational Facilities Authority, (Covenant Health), 6.00%, 7/1/31	1,196,624
2,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	2,096,520
		$5,989,785

Housing — 11.1%
$2,100	Massachusetts Housing Finance Agency, 4.75%, 12/1/48	$2,112,201
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	671,034
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	2,075,580
		$4,858,815

Industrial Development Revenue — 1.6%
$ 695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$703,451
		$703,451

Insured-Education — 20.7%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39 (1)	$1,239,510
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,195,510
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (2)	1,637,477
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,706,816
1,700	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), (MBIA), 5.10%, 10/1/27 (2)	1,744,506
1,000	Massachusetts Health and Educational Facilities Authority, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,032,750
500	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 4.25%, 10/1/31	495,835
		$9,052,404

Insured-Electric Utilities — 1.8%
$ 750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	$789,915
		$789,915

Insured-Escrowed/Prerefunded — 1.2%
$ 500	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), Prerefunded to 10/1/11, 5.25%, 10/1/31	$532,980
		$532,980

Insured-General Obligations — 18.7%
$3,000	Massachusetts, (AMBAC), 5.50%, 8/1/30 (2)	$3,661,860
2,490	Milford, (FSA), 4.25%, 12/15/46	2,439,702
500	Plymouth, (MBIA), 5.25%, 10/15/20	530,545
900	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (3)(4)	1,067,364
500	Tewksbury, (MBIA), 4.25%, 1/15/27	504,200
		$8,203,671

Insured-Miscellaneous — 4.8%
$2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	$2,089,220
		$2,089,220

Insured-Other Revenue — 8.1%
$2,750	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$3,535,290
		$3,535,290

Insured-Special Tax Revenue — 5.9%
$1,020	Martha’s Vineyard Land Bank, (AMBAC), 4.25%, 5/1/36	$1,014,033
1,500	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	1,582,110
		$2,596,143

Insured-Transportation — 14.6%
$3,200	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37 (2)	$3,256,118
33	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 9.028%, 1/1/37 (3)(4)	35,087
3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28 (2)	3,083,780
		$6,374,985

Nursing Home — 2.6%
$ 500	Boston Industrial Development Authority, (Alzheimer’s Center), (FHA), 6.00%, 2/1/37	$510,855
600	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	621,714
		$1,132,569

Senior Living / Life Care — 3.5%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,543,440
		$1,543,440

Transportation— 6.2%
$2,700	Massachusetts Bay Transportation Authority, 5.00%, 3/1/27 (2)	$2,727,297
		$2,727,297

Water and Sewer — 7.7%
$ 100	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$104,830
375	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	402,634
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,007,528

$2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$1,834,760
		$3,349,752
Total Tax-Exempt Investments — 170.2%
(identified cost $69,435,282)		$74,507,186

Other Assets, Less Liabilities — (21.1)%		$(9,236,410)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.1)%		$(21,503,768)

Net Assets Applicable to Common Shares— 100.0%		$43,767,008

ACA	–	ACA Financial Guaranty Corporation
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FHA	–	Federal Housing Administration
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 44.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 22.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $1,102,451 or 2.5% of the Trust’s net assets applicable to common shares.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/07	44 U.S. Treasury Bond	Short	$(4,967,034)	$(4,969,250)	$(2,216)

Interest Rate Swaps

At February 28, 2007, the Trust had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,600,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $28,296 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with JP Morgan Chase Bank, N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.984% on the notional amount of $2,600,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 25, 2007. The value of the contract, which terminates October 25, 2027, is recorded as a payable for open interest rate swap contracts of $45,622 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,600,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $17,599 at February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$60,129,865
Gross unrealized appreciation	$5,133,987
Gross unrealized depreciation	—
Net unrealized appreciation	$5,133,987

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh

President and Principal Executive Officer

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh

President and Principal Executive Officer

Date:	April 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer and Principal Financial Officer

Date:	April 23, 2007